Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0002067719
Registrant Name	Keystone Global Financial Group
Registration File Number	333-290789
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A